CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 505.5	$ 221.2
Accounts receivable, net of allowance for doubtful accounts of $18.4 and $17.4, respectively	459.1	525.4
Inventories	502.5	523.9
Other current assets	76.8	60.7
Total current assets	1,543.9	1,331.2
Property, plant and equipment, net of accumulated depreciation of $298.4 and $250.0, respectively	326.6	356.6
Goodwill	1,287.7	1,289.5
Other intangible assets, net	1,255.0	1,368.4
Deferred tax assets	3.0	1.3
Other assets	212.2	140.1
Total assets	4,628.4	4,487.1
Current liabilities
Short-term borrowings and current maturities of long-term debt	7.6	7.9
Accounts payable	322.9	340.0
AccruedLiabilitiesCurrent	244.1	248.5
Total current liabilities	574.6	596.4
Long-term debt, less current maturities	1,603.8	1,664.2
Pensions and other postretirement benefits	99.7	94.8
Deferred income taxes	251.0	265.5
OtherLiabilitiesNoncurrent	229.4	190.2
Total liabilities	2,758.5	2,811.1
Commitments and contingencies (Note 20)
Stockholders' equity
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 206,767,529 and 201,051,291 shares issued as of December 31, 2019 and December 31, 2018, respectively	2.1	2.0
Capital in excess of par value	2,302.0	2,282.7
Accumulated deficit	(141.4)	(308.7)
Accumulated other comprehensive loss	(256.0)	(247.0)
Treasury stock at cost; 1,701,785 and 2,881,436 shares as of December 31, 2019 and 2018, respectively	(36.8)	(53.0)
Total stockholders' equity	1,869.9	1,676.0
Total liabilities and stockholders' equity	$ 4,628.4	$ 4,487.1